Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Federal Home Loan Bank of New York [Member]
Borrowings [Abstract]
Available borrowing capacity	$ 967,400
Amount outstanding	0	$ 0
Federal Reserve Bank of New York [Member]
Borrowings [Abstract]
Amount outstanding	$ 0	$ 0